CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.49%
CLOSED-END FUNDS - 16.07%
CORE - 2.44%
General American Investors Company, Inc.	199,062	$ 6,758,156
Royce Micro-Cap Trust, Inc.	319,308	2,449,092
		9,207,248
DEVELOPED MARKET - 0.37%
Aberdeen Japan Equity Fund, Inc.	14,588	120,716
First Trust Dynamic Europe Equity Income Fund	81,263	816,693
Japan Smaller Capitalization Fund, Inc.	54,257	470,408
		1,407,817
DIVERSIFIED EQUITY - 1.66%
Gabelli Dividend & Income Trust (The)	148,492	2,724,828
Guggenheim Enhanced Equity Income Fund	271,920	1,481,964
Nuveen Tax-Advantaged Total Return Strategy Fund	84,049	673,232
Royce Value Trust, Inc.	92,000	1,162,880
Sprott Focus Trust, Inc.	35,829	213,183
		6,256,087
EMERGING MARKETS - 2.49%
Central and Eastern Europe Fund, Inc. (The)	23,277	457,160
India Fund, Inc. (The) *	104,300	1,720,950
Korea Fund, Inc. (The)	12,415	368,105
Mexico Equity and Income Fund, Inc. (The)	5,335	41,079
Mexico Fund, Inc. (The)	72,870	747,646
Morgan Stanley China A Share Fund, Inc.	173,576	3,665,925
Morgan Stanley India Investment Fund, Inc. *	127,964	2,220,176
Taiwan Fund, Inc. (The)	6,822	157,111
		9,378,152
ENERGY MLP FUNDS - 1.11%
ClearBridge Energy Midstream Opportunity Fund Inc.	12,638	110,835
ClearBridge MLP and Midstream Fund Inc.	1,520	16,796
ClearBridge MLP and Midstream Total Return Fund Inc.	5,640	56,456
First Trust MLP and Energy Income Fund	56,534	262,318
Goldman Sachs MLP and Energy Renaissance Fund	403,688	2,414,055

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY MLP FUNDS - 1.11% (Continued)
Kayne Anderson Energy Infrastructure Fund, Inc.	140,529	$ 560,711
Kayne Anderson NextGen Energy & Infrastructure, Inc.	16,383	66,023
Neuberger Berman MLP and Energy Income Fund Inc.	301,948	718,636
		4,205,830
GLOBAL - 1.10%
Clough Global Equity Fund	66,703	747,741
Clough Global Opportunities Fund	39,000	364,260
Gabelli Global Small and Mid Cap Value Trust (The)	44,108	445,050
GDL Fund (The)	150,181	1,258,516
John Hancock Hedged Equity & Income Fund	52,482	554,210
Royce Global Value Trust, Inc.	18,100	222,268
Wells Fargo Global Dividend Opportunity Fund	132,000	558,360
		4,150,405
INCOME & PREFERRED STOCK - 0.86%
Calamos Long/Short Equity & Dynamic Income Trust	25,000	363,000
LMP Capital and Income Fund Inc.	182,827	1,864,835
Nuveen Tax-Advantaged Dividend Growth Fund	78,743	1,029,171
		3,257,006
NATURAL RESOURCES - 1.48%
BlackRock Resources & Commodities Strategy Trust	687,555	4,090,952
First Trust Energy Income and Growth Fund	117,539	1,064,903
First Trust Energy Infrastructure Fund	43,990	393,711
Tortoise Pipeline & Energy Fund, Inc.	2,000	23,880
		5,573,446
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.50%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	40,000	472,000
BlackRock Enhanced Global Dividend Trust	84,256	806,330
BlackRock Enhanced International Dividend Trust	44,000	231,880
Voya Global Advantage and Premium Opportunity Fund	7,000	58,380
Voya Global Equity Dividend and Premium Opportunity Fund	65,000	321,750
		1,890,340
REAL ESTATE - 2.25%
Aberdeen Global Premier Properties Fund	426,003	1,963,874
CBRE Clarion Global Real Estate Income Fund	1,005,915	6,015,371

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
REAL ESTATE - 2.25% (Continued)
Nuveen Real Estate Income Fund	69,027	$ 521,154
		8,500,399
SECTOR EQUITY - 0.47%
Gabelli Healthcare & WellnessRx Trust (The)	84,649	873,578
GAMCO Natural Resources, Gold & Income Trust	43,460	214,692
Nuveen Real Asset Income and Growth Fund	55,896	674,106
		1,762,376
UTILITY - 1.34%
Duff & Phelps Utility and Infrastructure Fund Inc.	270,814	2,794,800
Macquarie Global Infrastructure Total Return Fund Inc.	122,469	2,149,331
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	12,000	92,160
		5,036,291

TOTAL CLOSED-END FUNDS		60,625,397

COMMUNICATION SERVICES - 9.20%
Activision Blizzard, Inc.	18,000	1,457,100
Alphabet Inc. - Class C *	7,000	10,287,200
Charter Communications, Inc. - Class A *	5,300	3,309,002
Comcast Corporation - Class A	158,000	7,309,080
Electronic Arts Inc. *	7,000	912,870
Netflix, Inc. *	11,000	5,500,330
Verizon Communications Inc.	100,000	5,949,000
		34,724,582
CONSUMER DISCRETIONARY - 10.83%
Amazon.com, Inc. *	10,700	33,691,411
Dollar General Corporation	7,000	1,467,340
eBay Inc.	16,000	833,600
Lowe's Companies, Inc.	18,000	2,985,480
Target Corporation	12,000	1,889,040
		40,866,871
CONSUMER STAPLES – 5.88%
Clorox Company (The)	3,000	630,510
Colgate-Palmolive Company	20,000	1,543,000
Costco Wholesale Corporation	14,000	4,970,000

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES – 5.88% (Continued)
General Mills, Inc.	15,000	$ 925,200
Hormel Foods Corporation	14,000	684,460
Kimberly-Clark Corporation	8,000	1,181,280
Kroger Co. (The)	20,000	678,200
McCormick & Company, Incorporated	3,000	582,300
Monster Beverage Corporation *	14,000	1,122,800
Procter & Gamble Company (The)	71,000	9,868,290
		22,186,040
EXCHANGE-TRADED FUND (ETF) - 1.36%
Technology Select Sector SPDR® Fund (The)	44,000	5,134,800

FINANCIALS - 5.85%
Allstate Corporation (The)	8,000	753,120
Bank of America Corporation	65,000	1,565,850
Berkshire Hathaway Inc. - Class B *	23,000	4,897,620
BlackRock, Inc.	4,000	2,254,200
Intercontinental Exchange, Inc.	13,000	1,300,650
JPMorgan Chase & Co.	26,000	2,503,020
Marsh & McLennan Companies, Inc.	12,000	1,376,400
Moody's Corporation	5,000	1,449,250
Progressive Corporation (The)	14,000	1,325,380
S&P Global Inc.	8,000	2,884,800
State Street Corporation	9,000	533,970
Truist Financial Corporation	32,000	1,217,600
		22,061,860
HEALTH CARE - 13.70%
Abbott Laboratories	40,000	4,353,200
AbbVie Inc.	44,000	3,853,960
Agilent Technologies, Inc.	7,000	706,580
Amgen Inc.	13,000	3,304,080
Anthem, Inc.	6,000	1,611,540
Baxter International Inc.	12,000	965,040
Biogen Inc. *	4,000	1,134,720
Cigna Corporation	9,000	1,524,690
CVS Health Corporation	32,000	1,868,800
DexCom, Inc. *	2,000	824,460

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.70% (Continued)
Edwards Lifesciences Corporation *	15,000	$ 1,197,300
Eli Lilly and Company	11,000	1,628,220
Gilead Sciences, Inc.	31,000	1,958,890
Humana Inc.	3,000	1,241,670
Johnson & Johnson	64,000	9,528,320
McKesson Corporation	4,000	595,720
Merck & Co., Inc.	30,000	2,488,500
Pfizer Inc.	80,000	2,936,000
Regeneron Pharmaceuticals, Inc. *	3,000	1,679,340
Thermo Fisher Scientific Inc.	10,000	4,415,200
Vertex Pharmaceuticals Incorporated *	7,000	1,904,840
Zoetis Inc.	12,000	1,984,440
		51,705,510
INDUSTRIALS - 7.16%
Cintas Corporation	3,000	998,490
CSX Corporation	8,000	621,360
Deere & Company	11,000	2,437,930
Emerson Electric Co.	14,000	917,980
Fastenal Company	14,000	631,260
General Dynamics Corporation	7,000	969,010
Honeywell International Inc.	11,000	1,810,710
IHS Markit Ltd.	10,000	785,100
Ingersoll Rand Inc. *	7,059	251,300
Lockheed Martin Corporation	10,000	3,832,800
Norfolk Southern Corporation	3,000	641,970
Northrop Grumman Corporation	5,000	1,577,450
Republic Services, Inc.	10,000	933,500
Roper Technologies, Inc.	2,500	987,775
Trane Technologies plc	8,000	970,000
Union Pacific Corporation	8,000	1,574,960
United Parcel Service, Inc. - Class B	28,600	4,765,618
Verisk Analytics, Inc.	4,000	741,240
Waste Management, Inc.	14,000	1,584,380
		27,032,833
INFORMATION TECHNOLOGY – 24.89%
Accenture plc - Class A	18,000	4,067,820

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY – 24.89% (Continued)
Adobe Inc. *	11,000	$ 5,394,730
Apple Inc.	196,000	22,698,760
Autodesk, Inc. *	5,000	1,155,050
Automatic Data Processing, Inc.	5,000	697,450
Fiserv, Inc. *	16,000	1,648,800
Intel Corporation	100,000	5,178,000
Mastercard Incorporated - Class A	10,000	3,381,700
Microsoft Corporation	147,400	31,002,643
NVIDIA Corporation	14,000	7,577,080
Oracle Corporation	67,000	3,999,900
Texas Instruments Incorporated	22,000	3,141,380
Visa, Inc. - Class A	20,000	3,999,400
		93,942,713
MATERIALS - 1.40%
Air Products and Chemicals, Inc.	7,000	2,085,020
Dow Inc.	14,273	671,545
Newmont Corporation	18,000	1,142,100
Sherwin-Williams Company (The)	2,000	1,393,480
		5,292,145
REAL ESTATE - 1.16%
Equinix, Inc.	2,200	1,672,286
Prologis, Inc.	18,000	1,811,160
SBA Communications Corporation	2,800	891,744
		4,375,190
UTILITIES - 1.99%
American Water Works Company, Inc.	5,000	724,400
Dominion Energy, Inc.	10,000	789,300
Eversource Energy	8,000	668,400
NextEra Energy, Inc.	7,000	1,942,920
Public Service Enterprise Group Incorporated	7,000	384,370
Sempra Energy	7,000	828,520
Southern Company (The)	22,000	1,192,840

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2020 (Unaudited)(Concluded)

Description	No. of Shares	Value
UTILITIES - 1.99% (Continued)
Xcel Energy Inc.	14,000	$ 966,140
		7,496,890

TOTAL EQUITY SECURITIES (cost - $298,616,725)		375,444,831

SHORT-TERM INVESTMENT - 0.69%
MONEY MARKET FUND - 0.69%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% ^ (cost - $2,608,906)	2,608,906	2,608,906

TOTAL INVESTMENTS - 100.18% (cost - $301,225,631)		378,053,737

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.18%)		(681,921)

NET ASSETS - 100.00%		$ 377,371,816

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2020:

Cost of portfolio investments	$ 302,331,011
Gross unrealized appreciation	$ 84,060,186
Gross unrealized depreciation	(8,337,460)
Net unrealized appreciation	$ 75,722,726

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Total Return Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•                    Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•                    Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•                    Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Securities	$ 375,444,831	$ -
Short-Term Investment	2,608,906	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 378,053,737	$ -

* Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2020.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended September 30, 2020, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on August 24, 2020 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.